Retirement Benefits Plans	12 Months Ended
Mar. 31, 2025
Retirement Benefits [Abstract]
Retirement Benefits Plans
19 - Retirement Benefits Plans
The Company contributes to defined contribution plans substantially covering all employees in Europe and the United States, and to government pension plans for employees in Japan, South Korea, Taiwan, Peoples Republic of China, Israel and India. The Company contributes to these plans based upon various fixed percentages of employee compensation, and such contributions are expensed as incurred.
For the fiscal years ended March 31, 2025, 2024, and 2023, $125.7 million, $96.7 million, and $78.4 million, respectively, was recorded in the Consolidated Income Statements related to contributions payable to these plans by the Company at rates specified in the rules of the plans. As of March 31, 2025 and 2024, $15.1 million and $11.8 million, respectively, of contributions due had not been paid over to the plans and was recorded in accrued compensation and benefits and share-based compensation on the Consolidated Balance Sheets.